Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Description of Business [Abstract]
Schedule of subsidiaries

Subsidiaries	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activity
Authentic Genius Limited (“AGL”)	December 22, 2009	Hong Kong	100%	Investment holding

Giant Nova Holdings Limited (“Giant Nova”)	December 18, 2009	the British Virgin Islands	100%	Investment holding

Beijing Xin Fu Industry Consulting Co., Ltd. (“BXFI”)	August 31, 2009	the People’s Republic of China (“PRC”)	100%	Investment holding

Beijing Wowjoint Machinery Co., Ltd. (“BWMC” or “Beijing Wowjoint”)	March 3, 2004	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Beijing Wowjoint Xingyun Co., Ltd. (“BWXC”)	May 10, 2010	PRC	100%	Lease and sell equipment and machinery

Zhenjiang Wowjoint Heavy-duty Machinery Co., Ltd. (“Zhenjiang Wowjoint”)	April 13, 2011	PRC	100%	Design and manufacture heavy duty construction equipment and machinery

Bright Bridge Construction Inc. (“Bright Bridge”)	April 29, 2009	Nevada, USA	100%	Sales and marketing of equipment and machinery

BWI Consulting s.r.l. (“BWI”)	March 22, 2012	Italy	100%	Sales and marketing of equipment and

Schedule of net book value of acquired assets and liabilities
Cash	$6,910,534
Accounts Payable and Accrued Liabilities	184,410
Net Assets Acquired	$6,726,124